Property, plant and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, plant and equipment
Property, plant and equipment

(5) Property, plant and equipment

Property, plant and equipment consisted of the following:

	June 30, 2014	December 31, 2013
Land and improvements	$2,884,462	$3,049,765
Buildings and improvements	18,325,355	19,788,447
Equipment	2,313,515	1,306,597
Construction in progress	170,013	425,424

	23,693,345	24,570,233
Less accumulated depreciation	2,667,729	1,722,379

	$21,025,616	$22,847,854

Depreciation expense was $554,194 and $1,065,838 for three and six months ended June 30, 2014, respectively, and was $525,660 and $765,237 for three and six months ended June 30, 2013, respectively. Certain assets disposed of in 2014 reduced accumulated depreciation at June 30, 2014. See footnote (2) for dispositions.

(6) Property, plant and equipment

Property, plant and equipment consisted of the following:

	December 31, 2013	December 31, 2012
Land and improvements	$3,049,765	$—
Buildings and improvements	19,788,447	—
Equipment	1,306,597	34,562
Construction in progress	425,424

	24,570,233	34,562
Less accumulated depreciation	1,722,379	33,048

	$22,847,854	$1,514

Depreciation expense was $1,799,993 and $1,042 for years ended December 31, 2013 and 2012, respectively. Certain assets disposed of in 2013 reduced accumulated depreciation at December 31, 2013.